Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Ohio Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Ohio Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(2.92%)
Annual Return 2008	(34.41%)
Annual Return 2009	38.35%
Annual Return 2010	4.16%
Annual Return 2011	10.75%